SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options activity

	Options Outstanding
		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Aggregate
	Shares Subject	Price Per	Contractual	Intrinsic Value
	to Options	Share	Life (in years)	(in thousands)
Balance at December 31, 2020	37,430	$105.00	4.00
Options granted	27,250	$123.40
Options exercised	(150)	$128.00
Options canceled / expired	(4,318)	$119.80
Balance at December 31, 2021	60,212	$111.20	3.6
Options granted	6,500	$103.20
Options exercised	(40)	$100.80
Options canceled / expired	(17,632)	$50.20
Balance at December 31, 2022	49,040	$129.60	2.8	$—
Vested and exercisable at December 31, 2022	34,163	$135.20	2.4	$—

Schedule of stock options outstanding and exercisable

Options Outstanding			Options Exercisable
	Weighted
	Average	Weighted		Weighted
	Remaining	Average		Average
Number of	Contractual	Exercise Price	Number	Exercise Price
Outstanding	Life (in years)	Per Share	Exercisable	Per Share
750	5.0	$180.00	750	$180.00
4,200	0.8	$180.00	4,200	$180.00
7,290	1.0	$156.00	7,290	$156.00
3,695	1.8	$128.00	3,695	$128.00
4,150	2.9	$97.00	3,043	$97.00
12,655	3.1	$106.00	7,520	$106.00
1,500	3.3	$112.00	900	$112.00
8,300	3.8	$153.00	4,598	$153.00
6,500	4.2	$103.20	2,167	$103.20
49,040	2.8	$129.60	34,163	$135.20

Schedule of assumptions were used to determine fair value of the awards

	Year Ended December 31,
	2022	2021
Expected life (in years)	5.0	5.0
Risk-free interest rate	1.7%	0.4-0.9%
Dividend yield	—%	—%
Expected volatility	132%	91-137%

Schedule of changes in stock option liability

Changes in the Company’s stock option liability for the years ended December 31, 2022 and 2021 were as follows (stated in thousands):

Balance at December 31, 2020	$16
Gain on revaluation	(9)
Balance at December 31, 2021	$25
Gain on revaluation	25
Balance at December 31, 2022	$—

Schedule of warrants

Number of Warrants outstanding
Balance at December 31, 2020	183,250
Debenture, warrants issued (Note 10)	13,750
Balance at December 31, 2021	197,000
Warrants issued	9,000
Balance at December 31, 2022	206,000

Schedule of warrants, valuation assumptions

	Year Ended		Year Ended
	December 31, 2022		December 31, 2021
Risk free rate of return	0.56%		0.39%
Expected life	4.0	years	5.0	years
Expected volatility	90%		90%
Expected dividend per share	nil		nil
Exercise price	$1.51		$0.78
Stock price	$1.50		$0.96

Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions were used to determine fair value of the awards

	As of December 31,
	2021
Risk free rate of return	0.4%
Expected life	0.8	years
Expected volatility	186%
Expected dividend per share	nil